Game operating cost (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of comparative information prepared under previous GAAP [line items]
Technical support services	$ (1,543)	$ (1,693)	$ (4,960)
Employee benefits expense	(7,767)	(2,244)	(13,985)
Game operation cost	$ (9,310)	$ (3,937)	$ (18,945)	$ (17,390)	$ (15,727)
As previously reported
Disclosure of comparative information prepared under previous GAAP [line items]
Technical support services				(15,373)	(14,169)
Employee benefits expense				(1,029)	(648)
Game operation cost				(16,402)	(14,817)
Restated
Disclosure of comparative information prepared under previous GAAP [line items]
Technical support services				(16,114)	(15,078)
Employee benefits expense				(1,276)	(649)
Game operation cost				$ (17,390)	$ (15,727)